Financial Income (Expense), Net - Schedule of Financial Income (Expense), Net (Detail) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income:
Interest on cash and cash equivalents and financial investments	$ 131.8	$ 193.6	$ 146.9
Interest on receivables	26.0	31.9	38.5
Residual value guarantee	9.6
Taxes over financial revenue	8.0	(17.0)	(6.6)
Other	0.3	4.9	2.0
Total financial income	175.7	213.4	180.8
Financial expenses:
Financial restructuring costs	(1.5)	(0.5)	(0.7)
IOF - (tax on financial transactions)	(3.7)	(2.9)	(2.0)
Interest on taxes, social charges and contributions	(2.2)	(26.0)	(12.4)
Residual value guarantee		(32.6)	(13.6)
Interest on loans and financing	(215.2)	(182.6)	(164.6)
Other	(8.5)	(11.9)	(10.6)
Total financial expenses	(231.1)	(256.5)	(203.9)
Derivative instruments	7.8	(8.3)	0.2
Financial income (expenses), net	$ (47.6)	$ (51.4)	$ (22.9)